Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Vale is amending its report on Form 6-K furnished to the Securities and Exchange Commission on July 26, 2024 (File/Film Number: 001-15030 / 241143181) (the “Original 6-K”) solely for the purpose of adding Exhibit 101, which contains Interactive Data File disclosure in accordance with Rule 405 of Regulation S-T. Except as described above, this amendment does not amend any information set forth in the Original 6-K.
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Entity Address, Address Line One	Praia de Botafogo nº 186
Entity Address, Address Line Two	18º andar
Entity Address, Address Line Three	Botafogo
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22250